Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 20, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) on behalf of Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2016 as revised January 3, 2017. The purpose of the filing is to submit the 497(e) filing dated January 3, 2017 in XBRL for the Fund.

Please contact me at (617) 672-6559, or fax number (617) 672-1559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Mohrfeld

Kathryn Mohrfeld